Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

C5     Borrowings

Although initially recognised at fair value (net of transaction costs), borrowings are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or for hybrid debt, over the expected life of the instrument.

C5.1  Core structural borrowings of shareholder-financed businesses

	31 Dec 2021 $m	31 Dec 2020 $m
Continuing operations:
Subordinated debt:
US$250m 6.75% Notesnote (i)	—	250
US$300m 6.5% Notesnote (i)	—	300
US$700m 5.25% Notesnote (i)	—	700
US$1,000m 5.25% Notesnote (i)	1,000	999
US$725m 4.375% Notesnote (iii)	725	723
US$750m 4.875% Notes	748	746
€20m Medium Term Notes 2023	23	24
£435m 6.125% Notes 2031	584	590
US$1,000m 2.95% Notes 2033note (ii)	995	—
Senior debt:note (iv)
£300m 6.875% Notes 2023	404	406
£250m 5.875% Notes 2029	313	312
$1,000m 3.125% Notes 2030	985	983
Bank loans:
$350m Loan 2024	350	350
Total continuing operations	6,127	6,383
Discontinued US operations: Jackson US$250m 8.15% Surplus Notes 2027		250
Total core structural borrowings of shareholder-financed businesses		6,633

Notes

(i)	The US$250 million, US$300 million, US$700 million notes were redeemed on 23 December 2021 and the US$1,000 million notes were redeemed on 20 January 2022 using the proceeds from the issuance of ordinary shares during the year as discussed in note C8.
(ii)	In November 2021, the Company issued US$1,000 million 2.95 per cent subordinated debt maturing on 3 November 2033 with proceeds, net of costs, of $995 million.
(iii)	The US$725 million note was redeemed on 20 January 2022 using the proceeds from the US$1,000 million subordinated debt issued in November 2021.
(iv)	The senior debt ranks above subordinated debt in the event of liquidation.

C5.2  Operational borrowings

	31 Dec 2021 $m	31 Dec 2020 $m
Shareholder-financed business:
Borrowings in respect of short-term fixed income securities programmes – commercial paper	500	501
Lease liabilities under IFRS 16	209	251
Other borrowings	10	—
Operational borrowings from continuing operations	719	752
Discontinued US operationsnote		1,498
Group total operational borrowings attributable to shareholder-financed businesses		2,250

With-profits business:
Lease liabilities under IFRS 16	138	194
Other borrowings	4	—
Group total operational borrowings	861	2,444

Note

Operational borrowings from discontinued US operations can be analysed as follows:

31 Dec 2020 $m
Non-recourse borrowings of consolidated investment funds	994
Lease liabilities under IFRS 16	51
Senior debt issued through the Federal Home Loan Bank of Indianapolis (FHLB)	453
Operational borrowings from discontinued US operations	1,498